Accounts payable, accrued liabilities and asset retirement obligations, Movements in Asset Retirement Obligations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Movements in Asset Retirement Obligations [Roll Forward]
Beginning balance	$ 11,512,779		$ 10,117,928
Business combination	64,391		101,101
Effect of translation	25,314		749,725
Increase of the year	1,025,347		989,544
Applications payments	(188,120)		(76,166)
Applications reversals	(653,796)		(369,353)
Ending balance	$ 11,785,915	$ 656	$ 11,512,779